Other financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities
Total	£ 49,326	£ 45,811
Financial liabilities at fair value through profit or loss | Customer accounts
Disclosure of financial liabilities
Total	568	796
Financial liabilities at fair value through profit or loss | Debt securities in issue
Disclosure of financial liabilities
Total	1,103	1,607
Financial liabilities at amortised cost | Debt securities in issue
Disclosure of financial liabilities
Total	£ 47,655	£ 43,408